STOCKHOLDERS' EQUITY (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2011	Aug. 31, 2015	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Stock Incentive Plans
Stock based compensation expense recognized			$ 1,206,000	$ 938,000	$ 660,000
Granted as of:
Granted (in shares)			40,000		0
Granted (in dollars per share)			$ 0.38
Number of restricted shares issued			40,000
Options | 2002
Granted as of:
Granted (in shares)			40,000		40,000
Granted (in dollars per share)			$ 1.00		$ 1.00
Options | 2002
Granted as of:
Granted (in shares)			31,496		31,496
Granted (in dollars per share)			$ 1.27		$ 1.27
Options | 2003
Granted as of:
Granted (in shares)			30,768		30,768
Granted (in dollars per share)			$ 1.30		$ 1.30
Options | 2004
Granted as of:
Granted (in shares)			320,000		320,000
Granted (in dollars per share)			$ 1.58		$ 1.58
Options | 2005
Granted as of:
Granted (in shares)			300,000		300,000
Granted (in dollars per share)			$ 5.91		$ 5.91
Options | 2006
Granted as of:
Granted (in shares)			450,000		450,000
Granted (in dollars per share)			$ 1.02		$ 1.02
Restricted stock and RSUs
Granted as of:
Number of restricted shares issued			600,000	650,363	650,363	1,051,941	2,542,320
Restricted stock and RSUs | 2007
Granted as of:
Number of restricted shares issued			320,000		320,000
Restricted stock and RSUs | 2008
Granted as of:
Number of restricted shares issued			473,455		473,455
Restricted stock and RSUs | 2009
Granted as of:
Number of restricted shares issued			371,436		371,436
Restricted stock and RSUs | 2010
Granted as of:
Number of restricted shares issued			131,828		131,828
Restricted stock and RSUs | 2012
Granted as of:
Number of restricted shares issued			617,449		617,449
Restricted stock and RSUs | 2014
Granted as of:
Number of restricted shares issued			219,678		219,678
RSUs
Granted as of:
Number of restricted shares issued		0	0	362,242	362,242	631,059	1,871,539
Amended and restated 2004 Stock Incentive Plan
Stock Incentive Plans
Number of shares available for issuance		2,642,271	2,642,271		3,085,935
Number of shares of common stock authorized for issuance	6,825,000
Maximum number of shares that can be awarded to any employee in one year	1,250,000
Exercise period	10 years
Granted as of:
Granted (in shares)			40,000
Amended and restated 2004 Stock Incentive Plan | RSUs
Stock Incentive Plans
Right to receive a specified number of shares of common stock for each unit on vesting date		1	1		1
2004 Stock Incentive Plan
Granted as of:
Granted (in shares)		0